Estimated Fair Values of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	¥ 20,046	¥ 20,619
Derivatives not designated as hedging instruments: Liability derivatives	(14,935)	(75,291)
Other current assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	5,503	2,373
Other assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	14,543	18,246
Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Liability derivatives	(14,935)	(75,291)
Foreign exchange instruments
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives designated as hedging instruments: Liability derivatives		(211)
Derivatives not designated as hedging instruments: Asset derivatives	11,036	6,538
Derivatives not designated as hedging instruments: Liability derivatives	(14,852)	(78,723)
Foreign exchange instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives not designated as hedging instruments: Asset derivatives	4,910	(1,534)
Foreign exchange instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Asset derivatives
Derivatives not designated as hedging instruments: Asset derivatives	2,288	(314)
Foreign exchange instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives designated as hedging instruments: Liability derivatives		(211)
Derivatives not designated as hedging instruments: Liability derivatives	(11,014)	(70,337)
Interest rate instruments
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	19,814	32,152
Derivatives not designated as hedging instruments: Liability derivatives	(10,887)	(14,639)
Interest rate instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	593	3,907
Interest rate instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	12,255	18,560
Interest rate instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Liability derivatives	(3,921)	(4,954)
Total
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	30,850	38,690
Derivatives not designated as hedging instruments: Liability derivatives	(25,739)	(93,362)
Netting adjustment
Derivatives, Fair Value [Line Items]
Derivatives not designated as hedging instruments: Asset derivatives	(10,804)	(18,071)
Derivatives not designated as hedging instruments: Liability derivatives	¥ 10,804	¥ 18,071